Senior Notes' Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Current assets:
Cash	$ 14,917	$ 27,431
Accounts receivable, net	99,337	100,298
Cost and estimated earnings in excess of billings	10,767	11,575
Inventories	96,432	92,977
Other current assets	13,181	10,068
Total current assets	234,634	242,349
Property, plant and equipment, net	831,778	813,607
Goodwill	127,038	179,120	153,375
Intangible assets, net	15,147	8,606
Other assets	39,197	37,531
Total assets	1,247,794	1,281,213	1,284,265
Current liabilities:
Current portion of debt	30,220	4,000
Current portion of acquisition-related liabilities	10,635	9,525
Accounts payable	72,104	61,634
Accrued expenses	57,251	49,822
Billings in excess of costs and estimated earnings	9,263	6,926
Total current liabilities	179,473	131,907
Long-term debt	658,767	635,843
Acquisition-related liabilities	23,756	23,919
Other noncurrent liabilities	77,480	84,266
Total liabilities	939,476	875,935
Redeemable noncontrolling interest	24,767	22,850
Total member's interest	283,551	382,428
Total liabilities, redeemable members' interest and member's interest	1,247,794	1,281,213
Summit Materials LLC (Parent) [Member]
Current assets:
Cash	10,375	697
Intercompany receivables	38,134	14,931
Other current assets	750	25
Total current assets	49,259	15,653
Property, plant and equipment, net	3,969	1,074
Other assets	296,494	374,581
Total assets	349,722	391,308
Current liabilities:
Current portion of debt	26,010
Current portion of acquisition-related liabilities	2,000
Accounts payable	5,455	2,745
Accrued expenses	12,041	6,877
Total current liabilities	45,506	9,622
Long-term debt	19,587
Acquisition-related liabilities	85
Other noncurrent liabilities	959	395
Total liabilities	66,137	10,017
Total member's interest	283,585	381,291
Total liabilities, redeemable members' interest and member's interest	349,722	391,308
Non-Wholly-Owned Guarantor [Member]
Current assets:
Cash	9	397
Accounts receivable, net	4,587	7,421
Intercompany receivables	3,433	15,557
Inventories	10,402	7,073
Other current assets	444	726
Total current assets	18,875	31,174
Property, plant and equipment, net	301,908	287,677
Goodwill	23,124	23,124
Intangible assets, net	642	742
Other assets	17,973	11,891
Total assets	362,522	354,608
Current liabilities:
Current portion of debt	1,018	965
Accounts payable	9,387	6,715
Accrued expenses	9,185	10,742
Total current liabilities	19,590	18,422
Long-term debt	154,590	155,394
Other noncurrent liabilities	20,306	27,091
Total liabilities	194,486	200,907
Redeemable members' interest	23,450	22,850
Total member's interest	144,586	130,851
Total liabilities, redeemable members' interest and member's interest	362,522	354,608
Wholly-Owned Guarantors [Member]
Current assets:
Cash	3,442	30,981
Accounts receivable, net	93,102	90,765
Intercompany receivables	30,787	9,018
Cost and estimated earnings in excess of billings	10,539	11,428
Inventories	85,372	84,555
Other current assets	11,715	8,447
Total current assets	234,957	235,194
Property, plant and equipment, net	518,935	517,994
Goodwill	102,942	155,024
Intangible assets, net	14,505	7,864
Other assets	37,535	161,442
Total assets	908,874	1,077,518
Current liabilities:
Current portion of debt	3,192	3,035
Current portion of acquisition-related liabilities	8,635	9,525
Accounts payable	57,142	51,179
Accrued expenses	37,342	38,050
Intercompany payables	71,556	33,396
Billings in excess of costs and estimated earnings	8,837	6,656
Total current liabilities	186,704	141,841
Long-term debt	484,590	480,449
Acquisition-related liabilities	23,671	23,919
Other noncurrent liabilities	56,215	56,780
Total liabilities	751,180	702,989
Total member's interest	157,694	374,529
Total liabilities, redeemable members' interest and member's interest	908,874	1,077,518
Non-Guarantors [Member]
Current assets:
Cash	3,631	680
Accounts receivable, net	3,100	3,255
Cost and estimated earnings in excess of billings	228	147
Inventories	658	1,349
Other current assets	272	2,409
Total current assets	7,889	7,840
Property, plant and equipment, net	6,966	6,862
Goodwill	972	972
Other assets	1,303	1,315
Total assets	17,130	16,989
Current liabilities:
Accounts payable	1,572	2,138
Accrued expenses	1,223	1,015
Intercompany payables	798	6,110
Billings in excess of costs and estimated earnings	426	270
Total current liabilities	4,019	9,533
Total liabilities	4,019	9,533
Total member's interest	13,111	7,456
Total liabilities, redeemable members' interest and member's interest	17,130	16,989
Eliminations [Member]
Current assets:
Cash	(2,540)	(5,324)
Accounts receivable, net	(1,452)	(1,143)
Intercompany receivables	(72,354)	(39,506)
Other current assets		(1,539)
Total current assets	(76,346)	(47,512)
Other assets	(314,108)	(511,698)
Total assets	(390,454)	(559,210)
Current liabilities:
Accounts payable	(1,452)	(1,143)
Accrued expenses	(2,540)	(6,862)
Intercompany payables	(72,354)	(39,506)
Total current liabilities	(76,346)	(47,511)
Total liabilities	(76,346)	(47,511)
Redeemable noncontrolling interest	24,767	22,850
Redeemable members' interest	(23,450)	(22,850)
Total member's interest	(315,425)	(511,699)
Total liabilities, redeemable members' interest and member's interest	$ (390,454)	$ (559,210)